FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “Funds”)

Prospectus Supplement dated March 14, 2017

This information supplements the Funds’ Class V Shares Prospectus dated October 14, 2016. Please retain this supplement for future reference.

The "Shareholder Information - Share Classes" section on page 30 of the Prospectus is replaced with the following:

The funds issue their shares in multiple classes. This prospectus offers Class V shares (formerly, Institutional Investor shares).

Class V shares are only available to certain accounts for which a financial intermediary acts in a fiduciary, agency, custodial or other service capacity, and through certain investment portals. A financial intermediary may impose a minimum initial and/or additional investment amount based on household assets under management held with the financial intermediary or with the funds, or the capability to reach a higher level of investment than the initial amount invested, among other possible criteria.

Class V shares are offered at NAV, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.10%.

FIRST AMERICAN FUNDS, INC.

Institutional Prime Obligations Fund

(the “Fund”)

Prospectus Supplement dated March 14, 2017

This information supplements the Prospectus for Class V Shares of the Fund dated October 14, 2016. Please retain this supplement for future reference.

The "Shareholder Information - Share Classes" section on page 14 of the Prospectus is replaced with the following:

The fund issues its shares in multiple classes. This prospectus offers Class V shares (formerly, Institutional Investor shares).

Class V shares are only available to certain accounts for which a financial intermediary acts in a fiduciary, agency, custodial or other service capacity, and through certain investment portals. A financial intermediary may impose a minimum initial and/or additional investment amount based on household assets under management held with the financial intermediary or with the fund, or the capability to reach a higher level of investment than the initial amount invested, among other possible criteria.

Class V shares are offered at NAV, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.10%.